Federal Income Taxes - Additional information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Federal Income Taxes (Textual) [Abstract]
Federal income tax receivable (liability)	$ (13)	$ 61
Federal income taxes paid (refunded)	(107)	(95)	121
Company recorded tax benefit	13		10
Income-housing credit carryforwards description	Income-housing credit carryforwards, which expire between 2024 and 2033
Low Income-housing credit carry forwards	222
Minimum tax credit carryforwards	90
Foreign tax credit carryforwards	40
Valuation allowance	17	18
Change in valuation allowance	1	0	6
Local income tax examinations year by tax authorities	2005
Income tax returns description	The IRS commenced an examination of the Company's U.S. income tax returns for the years 2009 through 2010
Minimum [Member]
Federal Income Taxes (Textual) [Abstract]
Foreign tax credit carryforwards expiring period	2019
Maximum [Member]
Federal Income Taxes (Textual) [Abstract]
Foreign tax credit carryforwards expiring period	2023
Domestic Tax Authority [Member]
Federal Income Taxes (Textual) [Abstract]
Gross federal net operating loss carryforwards	$ 797
Domestic Tax Authority [Member] | Minimum [Member]
Federal Income Taxes (Textual) [Abstract]
Gross federal net operating loss carryforwards expiration period	2027
Domestic Tax Authority [Member] | Maximum [Member]
Federal Income Taxes (Textual) [Abstract]
Gross federal net operating loss carryforwards expiration period	2028